Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets as at December 31, 2016 and 2017, are analyzed as follows:
	2016	2017
Lubricants	$479	$404
Bunkers	694	612
Total	$1,173	$1,016